Schedule of Investments (unaudited)	iShares® Global Utilities ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
AGL Energy Ltd.	60,069	$369,053
APA Group	113,122	754,821
Origin Energy Ltd.	167,975	567,288
		1,691,162
Canada — 3.9%
Algonquin Power & Utilities Corp.	57,397	855,213
Brookfield Infrastructure Partners LP(a)	28,325	1,572,545
Emera Inc.	24,324	1,103,567
Fortis Inc.	45,027	1,993,088
		5,524,413
Chile — 0.3%
Enel Americas SA, ADR	36,476	263,357
Enel Chile SA, ADR	49,106	144,862
		408,219
Colombia — 0.2%
Interconexion Electrica SA ESP	42,540	251,069

Denmark — 1.7%
Orsted A/S(b)	17,331	2,432,603

Finland — 0.8%
Fortum OYJ	41,731	1,151,210

France — 3.8%
Electricite de France SA	39,101	534,358
Engie SA	170,526	2,338,349
Suez SA	39,820	947,374
Veolia Environnement SA	52,204	1,578,172
		5,398,253
Germany — 3.4%
E.ON SE	215,356	2,491,597
RWE AG	64,833	2,350,662
		4,842,259
Hong Kong — 2.3%
CLP Holdings Ltd.	155,500	1,536,782
Hong Kong & China Gas Co. Ltd.	1,074,166	1,667,883
		3,204,665
Italy — 6.3%
Enel SpA	736,864	6,847,580
Snam SpA	202,997	1,174,287
Terna SpA	134,894	1,005,997
		9,027,864
Japan — 2.1%
Chubu Electric Power Co. Inc.	69,200	846,637
Kansai Electric Power Co. Inc. (The)	79,300	756,665
Osaka Gas Co. Ltd.	40,500	755,685
Tokyo Gas Co. Ltd.	37,100	699,768
		3,058,755
Portugal — 1.0%
EDP - Energias de Portugal SA	266,144	1,410,644

Spain — 6.4%
Enagas SA	23,897	552,330
Endesa SA	30,453	739,270
Iberdrola SA	507,741	6,191,726
Naturgy Energy Group SA	32,539	837,439
Red Electrica Corp. SA	41,560	771,611
		9,092,376
Security	Shares	Value

United Kingdom — 6.2%
Centrica PLC(a)	570,596	$406,708
National Grid PLC	365,754	4,652,270
Severn Trent PLC	23,236	804,377
SSE PLC	100,502	2,087,302
United Utilities Group PLC	65,409	882,839
		8,833,496
United States — 59.9%
AES Corp. (The)	64,055	1,669,914
Alliant Energy Corp.	24,087	1,343,091
Ameren Corp.	24,577	1,967,143
American Electric Power Co. Inc.	47,973	4,058,036
American Water Works Co. Inc.	17,396	2,681,246
Atmos Energy Corp.	12,523	1,203,586
CenterPoint Energy Inc.	55,624	1,363,901
CMS Energy Corp.	27,703	1,636,693
Consolidated Edison Inc.	32,928	2,361,596
Dominion Energy Inc.	77,336	5,689,610
DTE Energy Co.	18,583	2,408,357
Duke Energy Corp.	73,358	7,241,902
Edison International	36,365	2,102,624
Entergy Corp.	19,222	1,916,433
Evergy Inc.	21,970	1,327,647
Eversource Energy	32,978	2,646,155
Exelon Corp.	93,767	4,154,816
FirstEnergy Corp.	52,273	1,945,078
NextEra Energy Inc.	187,058	13,707,610
NiSource Inc.	37,571	920,490
NRG Energy Inc.	23,461	945,478
Pinnacle West Capital Corp.	10,804	885,604
PPL Corp.	73,728	2,062,172
Public Service Enterprise Group Inc.	48,427	2,893,029
Sempra Energy	28,892	3,827,612
Sempra Energy(a)	1,438	191,238
Southern Co. (The)	101,546	6,144,548
WEC Energy Group Inc.	30,242	2,690,026
Xcel Energy Inc.	51,655	3,403,031
		85,388,666

Total Common Stocks — 99.5%
(Cost: $159,697,330)		141,715,654

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	228,000	228,000

Total Short-Term Investments — 0.1%
(Cost: $228,000)		228,000

Total Investments in Securities — 99.6%
(Cost: $159,925,330)		141,943,654

Other Assets, Less Liabilities — 0.4%		538,282

Net Assets — 100.0%.		$142,481,936

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued)	iShares® Global Utilities ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$42	(b)	$—	$(42)	$—	$—	—	$15,798	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	208,000	20,000	(b)	—	—	—	228,000	228,000	5		—
					$(42)	$—	$228,000		$15,803		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	1	07/16/21	$104	$(2,788)
S&P Select Sector Utilities E-Mini Index	11	09/17/21	700	(23,396)
				$(26,184)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$92,983,011	$48,732,643	$—	$141,715,654
Money Market Funds	228,000	—	—	228,000
	$93,211,011	$48,732,643	$—	$141,943,654
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(26,184)	$—	$—	$(26,184)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

2